SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

The Company evaluated its September 30, 2025, financial statements for subsequent events and transactions through November 11, 2025, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date, up to March 31, 2025, the date that the condensed consolidated financial statements were available to be issued. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 27, 2025, the Company issued 20% Notes with a face amount of $250,000.

On February 25, 2025, Ernest Scheidemann, the Interim Chief Financial Officer of the Company resigned from his position.

On March 11, 2025, the Company filed Form S1 Amendment No. 3 with SEC.